CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 36,594,000	$ 12,429,000
Related Party Transaction, Due from (to) Related Party, Current	301,526,000	43,695,000
Current liabilities	$ 800,855,000	$ 629,844,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	226,310	224,838
Ordinary shares, shares outstanding	226,310	224,838
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	124,531	123,059
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	101,779	101,779
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities	$ 436,705,000	$ 347,770,000
Alibaba
Allowance for doubtful accounts	0	0
Other related parties
Allowance for doubtful accounts	0	630,000
Third parties
Allowance for doubtful accounts	$ 36,594,000	$ 11,799,000